BlackRock Balanced Capital V.I. Fund
Fund Overview Key Facts about BlackRock Balanced Capital V.I. Fund
Investment Objective
The investment objective of BlackRock Balanced Capital V.I. Fund (the “Fund”) is to seek a level of current income and degree of stability of principal not normally available from an investment solely in equity securities, as well as the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.
Shareholder Fees (fees paid directly from your investment) The Fund is not subject to any shareholder fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BlackRock Balanced Capital V.I. Fund Class I Shares
Management Fees		0.55%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.80%
Interest Expense		0.01%
Miscellaneous Other Expenses		0.79%
Total Annual Fund Operating Expenses	[2]	1.35%
[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the restatement of Other Expenses to reflect current fees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
BlackRock Balanced Capital V.I. Fund Class I Shares	137	428	739	1,624

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 570% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests in equity securities (including common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock) and fixed-income securities (including debt securities, convertible securities and short-term securities). Fund management shifts the allocation among these securities types. The proportion the Fund invests in each category at any given time depends on Fund management’s view of how attractive that category appears relative to the others. Under normal circumstances, the Fund intends to invest at least 25% of its assets in equity securities and at least 25% of its assets in fixed income senior securities, such as debt securities. Fund management expects that, as a general rule, a majority of the Fund’s equity investments will be equity securities of mid to large cap companies. In selecting securities for a Fund’s portfolio from that Fund’s benchmark universe, BlackRock uses quantitative factor models generated by third-party research firms. Through BlackRock’s amalgamating process, BlackRock combines the final rankings provided by external third-party models for each security. The Fund may invest in debt securities of any maturity or duration. The fixed-income securities the Fund will invest in will primarily be rated investment grade.

Midcap companies are companies with market capitalizations between $2 billion and $10 billion at the time of purchase. Large cap companies are companies that at the time of purchase have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index. As of March 31, 2012, the lowest market capitalization in this group was approximately $3.08 billion. The market capitalizations of companies in the Index change with market conditions and the composition of the Index.

The Fund may invest up to 30% of its net assets in securities of foreign issuers, of which 20% (as a percentage of the Fund’s net assets) may be in emerging markets issuers. Investments in U.S. dollar-denominated securities of foreign issuers, excluding issuers from emerging markets, are permitted beyond the 30% limit. This means that the Fund may invest in such U.S. dollar-denominated securities of foreign issuers without limit. The Fund may also invest in derivative instruments for hedging purposes and to seek to enhance its returns.

The Fund may enter into dollar rolls. The Fund may invest up to 10% of its assets in fixed-income securities that are rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”) (commonly known as “junk bonds”), or in unrated securities that Fund management believes are of equivalent quality. The Fund may also invest in credit-linked notes, credit-linked trust certificates, structured notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.
  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.
  Dollar Rolls Risk — Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.
  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance. In addition, investment in mortgage dollar rolls and participation in TBA transactions may significantly increase the Fund’s portfolio turnover rate A TBA transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount, and price.
  Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.
  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.
  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
  Sovereign Debt Risk — Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
  Structured Notes Risk — Structured notes and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). The purchase of structured notes exposes the Fund to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
  U.S. Government Issuer Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
  U.S. Government Mortgage-Related Securities Risk — There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA securities also are supported by the right of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae or Freddie Mac are solely the obligations of Fannie Mae or Freddie Mac, as the case may be, and are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Performance Information
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Barclays U.S. Aggregate Bond Index, the Russell 1000® Index and a customized weighted index comprised of the returns of the Russell 1000® Index (60%) and the Barclays U.S. Aggregate Bond Index (40%), which are relevant to the Fund because they have characteristics similar to the Fund’s investment strategies. As with all such investments, past performance is not an indication of future results. The bar chart and table do not reflect separate account fees and expenses. If they were, returns would be less than those shown. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance can be obtained by phone at 800-882-0052.
Class I Shares ANNUAL TOTAL RETURNS BlackRock Balanced Capital V.I. Fund As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 12.08% (quarter ended June 30, 2003) and the lowest return for a quarter was –15.28% (quarter ended December 31, 2008).
As of 12/31/11 Average Annual Total Returns
Average Annual Total Returns BlackRock Balanced Capital V.I. Fund	1 Year	5 Years	10 Years
Class I Shares	3.84%	0.02%	3.19%
Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%
Russell 1000 Index (Reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	3.34%
Russell 1000 Index (60%)/Barclays U.S. Aggregate Bond Index (40%) (Reflects no deduction for fees, expenses or taxes)	4.34%	3.01%	4.67%